As filed with Securities and Exchange Commission on December 28, 2022.
File Nos. 333-254664
811-23649

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 5	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 7	[X]
(Check Appropriate Box or Boxes)

Variable Annuity Account Ten
(Exact Name of Registrant)
AMERICAN GENERAL LIFE INSURANCE COMPANY
(Name of Depositor)
2727-A Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (800) 871-2000
Trina Sandoval, Esq.
American General Life Insurance Company
21650 Oxnard Street Suite 750, Woodland Hills, California 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☒  immediately upon filing pursuant to paragraph (b) of Rule 485
☐  on (date) pursuant to paragraph (b) of Rule 485
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in flexible premium deferred variable annuity contracts.

EXPLANATORY NOTE: The prospectus and the statement of additional information each dated May 2, 2022, as filed under Form N-4, Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-254664 and 811-23649, filed on April 26, 2022  and prospectus supplements dated May 23, 2022,  August 10, 2022, September 12, 2022 and October 11, 2022 are incorporated herein by reference.

SUPPLEMENT DATED JANUARY 3, 2023

TO THE PROSPECTUS DATED MAY 2, 2022

American General Life Insurance Company

Variable Annuity Account Ten

Advanced Outcomes Annuity

This supplement updates certain information in the most recent prospectus. You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy. This supplement is not valid unless it is read in conjunction with the prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.

The following definition is updated under GLOSSARY:

Strategy

An investment methodology seeking to provide targeted downside protection and upside potential in the variable annuity. A Strategy is represented across multiple Underlying Funds that are managed by Milliman Financial Risk Management LLC and is designed to target specific outcomes based upon the performance of the index or basket of equities to which they are referenced over a specified period of time. Each Strategy is constructed to target mitigation of a portion of downside performance risk associated with the referenced index or basket of equities (e.g. a buffer, floor, extended buffer, and/or participation rate), and target some level of upside performance capture associated with the referenced index or basket of equities (e.g. a cap, participation rate, trigger, and/or spread). A “basket of equities” may be comprised of common stock, cash or cash equivalents, such as money market instruments, that the advisor of the Underlying Funds believes will help achieve the Underlying Fund’s investment objective.

The following definition is updated under Glossary of Investment Option Terms in INVESTMENT OPTIONS:

Strategy

An investment methodology seeking to provide targeted downside protection and upside potential in the variable annuity. A Strategy is represented across multiple Underlying Funds that are managed by Milliman Financial Risk Management LLC and is designed to target specific outcomes based upon the performance of the index or basket of equities to which they are referenced over a specified period of time. Each Strategy is constructed to target mitigation of a portion of downside performance risk associated with the referenced index or basket of equities (e.g. a buffer, floor, extended buffer, and/or participation rate), and target some level of upside performance capture associated with the referenced index or basket of equities (e.g. a cap, participation rate, trigger, and/or spread). A “basket of equities” may be comprised of common stock, cash or cash equivalents, such as money market instruments, that the advisor of the Underlying Funds believes will help achieve the Underlying Fund’s investment objective. Each Underlying Fund has its own Fund Frequency, Term Start Date, and can be identified as a “Current Fund” or a “Next Fund”, which denotes the availability of the Underlying Fund at the time of allocation.

The Investment Options Annual Fees and the estimated Annual Costs are updated under Fees and Expenses in IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT:

Annual Fee	Minimum	Maximum
Investment Options[2] (Underlying Fund fees and expenses)	0.99%	1.52%

2 As a percentage of Underlying Fund net assets.

Lowest Annual Cost: $1,922	Highest Annual Cost: $2,988

The fee information is updated under Annual Underlying Fund Expenses in FEE TABLE:

	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, (if applicable) and other expenses.	0.99%	1.52%

The following replaces the Maximum and Minimum Expense Examples in EXAMPLES:

MAXIMUM EXPENSE EXAMPLES

(assuming annual contract expenses of 1.45% (including the Return of Purchase Payment death benefit), the 0.75% Benefit Percentage under the optional 10-Year Account Value Buffer Benefit and investment in an Underlying Fund with total expenses of 1.52%*)

(1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$10,312	$16,932	$22,713	$38,914

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$3,312	$10,932	$18,713	$38,914

* The 1 year Maximum Expense Example reflects the 0.43% Underlying Fund fee waiver.

MINIMUM EXPENSE EXAMPLES

(assuming minimum annual contract expenses of 1.25%, no election of optional features and investment in an Underlying Fund with total expenses of 0.99%**)

(1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$8,708	$12,465	$15,489	$25,312

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,708	$6,465	$11,489	$25,312

** The 1 year Minimum Expense Example reflect the 0.56% Underlying Fund fee waiver.

Additionally, two new Strategies are added to INVESTMENT OPTIONS as listed below:

Strategies	Underlying Fund Frequency
Milliman – Capital Group Hedged U.S. Growth Strategy	Quarterly
Milliman – Capital Group Hedged U.S. Income and Growth Strategy	Quarterly

As a result of the addition of the two new Strategies, the following is added in PRINCIPAL RISKS OF INVESTING IN THE CONTRACT:

Under Downside Parameters.

–	Extended Buffer: The extended buffer seeks to provide a buffer against any losses of the Underlying Fund’s equity exposure within a specified percentage range (the “Buffer Range”).

For example, if your Buffer Range is -5% and -20%, the extended buffer will seek to buffer against any losses the Underlying Fund incurs that are greater than 5% but less than 20% of the Underlying Fund’s equity exposure before contract fees, fund fees, and expenses.

In seeking to buffer against an Underlying Fund’s downside equity exposure, the advisor of the Underlying Fund intends to purchase and sell options contracts on some or all of the equity exposure of the Underlying Fund. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the options the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price. The Underlying Fund’s advisor will make determinations on which options contracts to transact based upon industry weighting, market capitalizations, and other financial characteristics. The extended buffer parameter is only available for the Milliman - Capital Group Hedged U.S. Growth Strategy and the Milliman - Capital Group Hedged U.S. Income and Growth Strategy which seek to deliver performance based on a basket of equities rather than a referenced index. There are no guarantees that the extended buffer will achieve the intended results or that the advisor of the Underlying Fund will transact options in a manner or at the same level as an individual investor may deem appropriate. Additionally, the extended buffer could result in the Underlying Fund foregoing some of the upside returns on its basket of equities because the options contracts used to implement the extended buffer will result in a cap to the Underlying Fund’s upside return. The advisor of the Underlying Fund may use the term

“hedging” when referring to the extended buffer. Please see the Underlying Funds’ prospectus for more details.

Added as the second to the last paragraph under Structured Outcome Funds Risk.

In an attempt to achieve an Underlying Fund’s investment objective relative to the performance of a referenced index, an Underlying Fund may maintain a collateral portfolio comprised of investments in fixed income assets. The performance of these fixed income assets can increase or decrease the overall performance of the Underlying Fund irrespective of the performance of the referenced index or applicable parameters. This means that the performance of the Underlying Fund at the end of its term may be greater than or less than the referenced index’s performance. It is possible in certain market scenarios that the performance of the fixed income investments can partially, or in some cases, completely negate positive referenced index performance resulting in negative Underlying Fund performance at the end of its term. Alternatively, the performance of the fixed income investments may result in the Underlying Fund outperforming the referenced index resulting in additional positive Underlying fund performance at the end of its term. Please see the Underlying Funds’ prospectuses for complete details.

The following Underlying Funds are hereby added to APPENDIX A - UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT:

Type	Underlying Fund – Share Class 3 Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Equity	Milliman – Capital Group Hedged U.S. Growth Strategy
	Milliman - Capital Group Hedged U.S. Growth Fund[10] Milliman Financial Risk Management, LLC Capital International, Inc.	1.09%*	N/A	N/A	N/A
Milliman – Capital Group Hedged U.S. Income and Growth Strategy
	Milliman - Capital Group Hedged U.S. Income and Growth Fund[10] Milliman Financial Risk Management, LLC Capital International, Inc.	1.09%*	N/A	N/A	N/A
Large Cap Equity	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)[12] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (II)[13] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy
	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (II)[12] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (II)[13] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

[10]	Available for investment on or about February 10, 2023.
[12]	Available for investment on or about April 10, 2023.
[13]	Available for investment on or about July 10, 2023.

Part C — Other Information
Item 27.  Exhibits

Exhibit Number	Description	Location
(a)	Secretary's Certificate dated March 4, 2021, certifying the Resolution of the Board of Directors of American General Life Insurance Company authorizing establishment of Variable Annuity Account Ten	Incorporated by reference to Initial Registration Statement, File Nos. 333-254664 and 811-23649, filed on March 24, 2021, Accession No. 0001193125-21-092746.
(b)	Custodian Agreements	Not Applicable
(c)(1)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(c)(2)	Selling Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(d)(1)	AGL Variable Annuity Contract (ICC21-AG-807 (6-21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(2)	AGL Contract Data Page (ICC21-AG-807-DP (6/21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(3)	AGL Nursing Home Waiver Rider (ICC21-AGE-8097 (6/21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(4)	AGL Premium Plus Endorsement (ASE-6245 (12/08))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.
(d)(5)	Guaranteed Minimum Accumulation Benefit Rider ( ICC21-AGE-8095 (6/21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(6)	AGL Optional Return of Purchase Payment Death Benefit Rider (ICC21-AGE-8094 (6/21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(7)	AGL IRA and Roth SEP Endorsement (ICC19-AGE-6171 (5/19))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(8)	AGL Roth IRA Endorsement (ICC19-AGE-6172 (5/19))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(9)	SECURE Act Endorsement (ICC21-AGE-8088 (1-21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(e)	Application for Contract (ICC21-AGA-807 (6/21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(f)	Corporate Documents of Depositor

Exhibit Number	Description	Location
(f)(1)	Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991 (P)	Incorporated by reference to Initial Form Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.
(f)(2)	Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995
Incorporated by reference to Pre-Effective Amendment No. 3 to
Form S-6 Registration Statement, File No. 333-53909, of
American General Life Insurance Company Separate Account
VL-R, filed on August 19, 1998, Accession
No. 0000899243-98-001661.

(f)(3)	Bylaws of American General Life Insurance Company, restated as of June 8, 2005
Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561,
of American General Life Insurance Company Separate
Account VL-R, filed on August 12, 2005, Accession
No. 0001193125-05-165474.

(g)	Reinsurance Contract	Not Applicable
(h)	Participation Agreements
(h)(1)	Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts
(j)(1)	Notice of Termination of Support Agreement	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040070.
(j)(2)	Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014, Accession No. 0000950123-14-004617.
(j)(3)	Agreement and Plan of Merger	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(j)(4)	CMA Termination Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185762 and 811-03859, filed on April 28, 2015, Accession No. 0001193125-15-153218.
(k)	Opinion and Consent of Counsel	Incorporated by reference to Initial Registration Statement, File Nos. 333-254664 and 811-23649, filed on March 24, 2021, Accession No. 0001193125-21-092746.
(l)	Consent of Independent Registered Public Accounting Firm	Filed Herewith
(m)	Financial Statements Omitted	None
(n)	Initial Capital Agreement	Not Applicable
(o)	Form of Initial Summary Prospectus	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(p)	Power of Attorney — American General Life Insurance Company Directors	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 3, File Nos. 333-254664 and 811-23649, filed on April 26, 2022, Accession No. 0001193125-22-120162.

Item 28.  Directors and Officers of the Depositor
The directors and principal officers of the American General Life Insurance Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Kevin T. Hogan (1)	Director, Chairman, Chief Executive Officer, and President
Jonathan J. Novak (2)	Director and Chief Executive Officer, Institutional Markets
Todd P. Solash (3)	Director and Chief Executive Officer, Individual Retirement and Life Insurance
Elias F. Habayeb (12)	Director, Executive Vice President and Chief Financial Officer
Terri N. Fiedler	Director, Senior Vice President and Chief Distribution Officer
Sabra R. Purtill (12)	Director, Senior Vice President and Chief Investment Officer
Sabyasachi Ray (10)	Director, Senior Vice President and Chief Operating Officer
Emily W. Gingrich (1)	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Timothy M. Heslin (5)	President, Life US
Bryan A. Pinsky (3)	President, Individual Retirement
Christopher P. Filiaggi (1)	Senior Vice President and Life Controller
Katherine A. Anderson (4)	Senior Vice President and Chief Risk Officer
David Ditillo (5)	Senior Vice President and Chief Information Officer
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Christina M. Haley (3)	Senior Vice President, Product Filing
Frank A. Kophamel (5)	Senior Vice President, Deputy Chief Actuary and Appointed Actuary
Christopher V. Muchmore (3)	Senior Vice President, Chief Financial Officer, Individual Retirement
Sai P. Raman (7)	Senior Vice President, Institutional Markets
Eric G. Tarnow	Senior Vice President, Life Products
Mallary L. Reznik (3)	Senior Vice President, General Counsel and Assistant Secretary
Michael P. Harwood (5)	Senior Vice President
Christine A. Nixon (3)	Senior Vice President
Justin J.W. Caulfield (12)	Vice President and Treasurer
Julie Cotton Hearne	Vice President and Corporate Secretary
Lloyd J. Bellow (5)	Vice President and Tax Officer
Margaret Chih (9)	Vice President and Tax Officer
Daniel R. Cricks (5)	Vice President and Tax Officer
Stephen G. Lunanuova (10)	Vice President and Tax Officer
Valerie J. Vetters (9)	Vice President and Tax Officer
Lisa K. Gerhart (5)	Vice President and Assistant Life Controller
Leo W. Grace (5)	Vice President, Product Filing
Preston L. Schnoor (3)	Vice President, Product Filing
Aimy T. Tran (3)	Vice President, Product Filing
Mark A. Peterson (8)	Vice President, Distribution
Jennifer A. Roth (3)	Vice President, 38a-1 Compliance Officer
Nicolas Berg (1)	Vice President
Michelle D. Campion (9)	Vice President
Jeffrey S. Flinn (4)	Vice President
Christopher J. Hobson (3)	Vice President
Jennifer N. Miller (9)	Vice President
Rosemary Foster	Assistant Secretary
Virginia N. Puzon (3)	Assistant Secretary
Marjorie D. Washington	Assistant Secretary
Angela G. Bates (12)	Anti-Money Laundering and Economic Sanctions Compliance Officer
Grace D. Harvey	Illustration Actuary
Laszlo Kulin (10)	Investment Tax Officer
Michael F. Mulligan (3)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (11)	Head of U.S. Pension Risk Transfer

Names, Positions and Offices Held with Depositor
Aileen V. Apuy (2)	Assistant Manager, State Filings
Melissa H. Cozart	Privacy Officer

(1)
28 Liberty Street, Floor 45th, New York, NY 10005-1400
(2)
10880 Wilshire Blvd. Suite 1101, Los Angeles, CA 90024
(3)
21650 Oxnard Street, Woodland Hills, CA 91367
(4)
2929 Allen Parkway, America Tower, Houston, TX, 77019
(5)
2727A Allen Parkway, Life Building, Houston, TX,77019
(6)
3211 Shannon Road, Durham, NC 27707
(7)
50 Danbury Road, Wilton, CT 06897
(8)
340 Seven Springs Way, Brentwood, TN, 32027
(9)
777 S. Figueroa Street, Los Angeles, CA 90017
(10)
30 Hudson Street, Jersey City, NJ,07302
(11)
160 Greene Street, 5 Harborside Plaza, Jersey City, New Jersey, 07311
(12)
1271 Avenue Of The Americas, New York, New York, 10020
Item 29.  Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of American General Life Insurance Company (“Depositor”). The Depositor is an indirect, majority-owned subsidiary of American International Group, Inc. (“AIG”). On October 26, 2020, AIG announced that it was pursuing a separation of its Life and Retirement business. On November 2, 2021, AIG and Blackstone Group, Inc. (“Blackstone”) closed a transaction whereby Blackstone acquired a 9.9 percent equity stake in SAFG Retirement Services, Inc., later renamed to Corebridge Financial, Inc. (“Corebridge”), which is the holding company for AIG’s Life and Retirement business. Upon completion of that separation, the Depositor will continue to be a wholly owned subsidiary of Corebridge and will no longer be an indirect, majority-owned subsidiary of AIG. An organizational chart for AIG can be found as Exhibit 21 in AIG’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-22-024701, filed on February 17, 2022. Exhibit 21 is incorporated herein by reference.
Item 30.  Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
American General Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 31.  Principal Underwriter
(a)  AIG Capital Services, Inc. acts as distributor for the following investment companies:

American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Variable Annuity Account Ten
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account VL-R
USL Separate Account USL A
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A

(b)  Directors, Officers and principal place of business:
Officer/Directors*	Position
James T. Nichols(1)	Director, Chairman, President and Chief Executive Officer
Terri N. Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Christina Nasta(1)	Director, Executive Vice President, Sales and Operations
Frank Curran(1)	Vice President, Chief Financial Officer, Chief Operating Officer, Controller and Treasurer
Michael Fortey(2)	Chief Compliance Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
John T. Genoy(1)	Vice President
Mallary L. Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
Margaret Chih(3)	Tax Officer
Valerie Vetters(3)	Tax Officer
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary
Marjorie Washington(2)	Assistant Secretary

*
Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)
Principal business address 160 Greene Street, Jersey City, NJ 07311
(2)
Principal business address 2919 Allen Parkway, Houston, TX 77019
(3)
Principal business address 777 South Figueroa Street, Los Angeles, CA 90017
(c)  AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 32.  Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company’s Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.
Item 33.  Management Services
Not Applicable.

Item 34.  Fee Representation and Other Representations
Fee Representation
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Other Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Ten, certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 27th day of December, 2022.
Variable Annuity Account Ten
(Registrant)
BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
  (On behalf of the Registrant and itself)
BY: /s/  CHRISTOPHER P. FILIAGGI

  CHRISTOPHER P. FILIAGGI
  SENIOR VICE PRESIDENT AND LIFE CONTROLLER
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer, and President (Principal Executive Officer)	December 27, 2022

*ELIAS F. HABAYEB ELIAS F. HABAYEB	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	December 27, 2022

*CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Senior Vice President and Life Controller (Principal Accounting Officer)	December 27, 2022

*EMILY W. GINGRICH EMILY W. GINGRICH	Director	December 27, 2022

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director	December 27, 2022

SABRA R. PURTILL	Director

SABYASACHI RAY	Director

*TODD P. SOLASH TODD P. SOLASH	Director	December 27, 2022

*BY: /s/ TRINA SANDOVAL TRINA SANDOVAL Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.		December 27, 2022